Notes to the Profit or Loss Statement - Summary of Reconciliation of Expected Income Tax Expense with Actual Income Tax Expense (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings Before Income Taxes	€ (591,051,000)	€ 22,492,000	€ (106,520,000)
Expected Tax Rate	26.675%	26.675%	26.675%
Expected Income Tax	€ 157,663,000	€ (6,000,000)	€ 28,414,000
Tax Effects Resulting from:
Premium From Capital Increase By Incyte	0	14,182,000	0
Share-based Payment	(547,000)	(1,823,000)	(387,000)
Permanent Differences	(58,971,000)	4,991,000	(411,000)
Non-Tax-Deductible Items	(1,992,000)	(9,718,000)	(151,000)
Non-Recognition of Deferred Tax Assets on Temporary Differences	(8,117,000)	0	0
Non-Recognition of Deferred Tax Assets on Current Year Tax Losses	(7,817,000)	0	(24,285,000)
Recognition of Deferred Tax Assets on Prior Year Temporary Differences	0	6,548,000	0
Recognition of Deferred Tax Assets on Tax Loss Carryforwards from Prior Years	0	66,472,000	0
Tax Rate Differences to Local Tax Rates	(3,721,000)	140,000	(1,461,000)
Effect of Tax Rate Changes	0	0	1,789,000
Prior Year Taxes	96,000	0	0
Other Effects	(3,000)	607,000	(2,000)
Actual Income Tax	€ 76,590,860	€ 75,398,566	€ 3,506,419
Average effective tax rate	13.00%	(335.20%)	3.30%